AQR FUNDS

Supplement dated February 17, 2023 (“Supplement”)

to the Class I, Class N and Class R6 Shares Summary

Prospectus and Prospectus,

each dated May 1, 2022, as amended,

of the AQR Risk-Balanced Commodities Strategy Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective immediately, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 70 of the Prospectus, is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by allocating assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.), precious and base metals and carbon pricing). The Fund’s investments include alternative commodities (i.e. those commodities that are not typically included in large, widely recognized commodity indices). The Fund also invests in money market instruments. The Fund will obtain exposure to commodity sectors by investing in commodity-linked derivatives, directly or through its investment in the Subsidiary. There is no guarantee that the Fund’s investment objective will be met.

The Fund intends to gain exposure to commodity sectors by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of commodity sectors. The Adviser targets balanced-risk weights across various commodity sectors and regularly reviews the risk in those sectors as market conditions change, rebalancing the portfolio to seek to maintain balanced exposures among sectors. The Fund’s balanced-risk approach can generally be expected to result in less relative risk exposure to the energy sector than an approach that mirrors the composition of well-known commodity indices.

In allocating assets among commodity sectors, the Adviser follows a risk balanced approach. The risk balanced approach to asset allocation seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. Under the risk balanced approach, lower risk commodity sectors (such as precious metals) will generally have higher notional allocations than higher risk commodity sectors (such as energy). However, less risk is allocated to certain commodity sectors with lower liquidity (e.g., livestock and softs), meaning that risk will be balanced but not completely equal among the sectors. The Adviser also tactically varies the Fund’s allocation to the various commodity sectors depending on market conditions and through the use of various quantitative signals based upon the Adviser’s research.

In choosing the overall exposure for the Fund, the Adviser follows a risk targeting approach. The risk targeting approach attempts to target a specific level of risk (as measured by forecasted volatility), which is expected to vary around a long-term risk target, typically ranging between an annualized volatility level of 10% and 22%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The targeted risk at any given point in time can vary based on a number of factors, including the Adviser’s systematic tactical views. The desired overall risk level of the Fund may be increased or decreased by the Adviser, subject to the Adviser’s risk controls which may result in the Adviser’s targeted risk level not being achieved in certain circumstances.

There can be no assurance that employing a risk balanced or risk targeted approach will achieve any particular level of return or will reduce volatility or potential loss. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund is actively managed and has the flexibility to over- or underweight commodity sectors, at the Adviser’s discretion, in order to achieve the Fund’s objective. There is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one commodity sector, and at times the Fund may focus on a small number of Instruments or commodity sectors. The Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund. The allocation among and within the different commodity sectors is based on the Adviser’s assessment of the risk associated with the commodity sector, the investment opportunity presented by each commodity sector, as well as the Adviser’s assessment of prevailing market conditions within the particular commodity sector. Shifts in allocations among and within commodity sectors or Instruments will be determined in accordance with various quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between futures’ prices of differing expiration dates, supply/demand data, momentum and macroeconomic data of commodity consuming countries.

Generally, the Fund gains exposure to the commodity sectors by investing in commodity-linked derivative instruments, such as swap agreements, commodity futures and commodity forwards, and may include commodity-based exchange-traded funds and swaps on commodity futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. The Fund may invest in Instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. Although the Fund is not required to hedge against changes in currency values, the Fund expects to hedge its non-U.S. currency exposure. The Fund’s investment in the Instruments provides the Fund with exposure to the investment returns of the commodity sectors without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

Futures contracts are contractual agreements to buy or sell a particular commodity or Instrument at a pre-determined price in the future. The Fund’s use of futures contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of commodities underlying an

Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more commodity sectors at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage.

The Fund currently intends to invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as swap agreements, commodity futures and commodity forwards and may also include swaps on commodity futures. It may also invest in money market instruments and cash and cash equivalents, with one year or less term to maturity and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Assets not invested in Instruments or the Subsidiary will be invested in securities, including money market instruments. The securities portion of the Fund is intended to provide liquidity and preserve capital, and to serve as margin or collateral for the Fund’s or Subsidiary’s derivative positions. The Fund may invest directly or indirectly in securities, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, short-term bond fund shares, interests in short-term investment funds, and cash and cash equivalents, with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and earn income for the Fund. The Fund may invest in these securities without limit for temporary defensive purposes.

Additional Information

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

Effective immediately, the subsections entitled “Interest Rate Risk” and “TIPS and Inflation-Linked Bonds Risk” are deleted in their entirety from the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 3 of the Summary Prospectus and page 71 of the Prospectus.

Effective immediately, the section entitled “Details About the AQR Risk-Balanced Commodities Strategy Fund—Principal Investment Strategies”, beginning on page 116 of the Prospectus, is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by allocating assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.), precious and base metals and carbon pricing). The Fund’s investments include alternative commodities (i.e. those commodities that are not typically included in large, widely recognized commodity indices). The Fund also invests in money market instruments. The Fund will obtain exposure to commodity sectors by investing in commodity-linked derivatives, directly or through its investment in the Subsidiary. There is no guarantee that the Fund’s investment objective will be met.

The Fund intends to gain exposure to commodity sectors by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of commodity sectors. The Adviser targets balanced-risk weights across various commodity sectors and regularly reviews the risk in those sectors as market conditions change, rebalancing the portfolio to seek to maintain balanced exposures among sectors. The Fund’s balanced-risk approach can generally be expected to result in less relative risk exposure to the energy sector than an approach that mirrors the composition of well-known commodity indices.

In allocating assets among commodity sectors, the Adviser follows a risk balanced approach. The risk balanced approach to asset allocation seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. Under the risk balanced approach, lower risk commodity sectors (such as precious metals) will generally have higher notional allocations than higher risk commodity sectors (such as energy). However, less risk is allocated to certain commodity sectors with lower liquidity (e.g., livestock and softs), meaning that risk will be balanced but not completely equal among the sectors. The Adviser also tactically varies the Fund’s allocation to the various commodity sectors depending on market conditions and through the use of various quantitative signals based upon the Adviser’s research.

In choosing the overall exposure for the Fund, the Adviser follows a risk targeting approach. The risk targeting approach attempts to target a specific level of risk (as measured by forecasted volatility), which is expected to vary around a long-term risk target, typically ranging between an annualized volatility level of 10% and 22%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The targeted risk at any given point in time can vary based on a number of factors, including the Adviser’s systematic tactical views. The desired overall risk level of the Fund may be increased or decreased by the Adviser, subject to the Adviser’s risk controls which may result in the Adviser’s targeted risk level not being achieved in certain circumstances.

There can be no assurance that employing a risk balanced or risk targeted approach will achieve any particular level of return or will reduce volatility or potential loss. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund is actively managed and has the flexibility to over- or underweight commodity sectors, at the Adviser’s discretion, in order to achieve the Fund’s objective. There is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one commodity sector, and at times the Fund may focus on a small number of Instruments or commodity sectors. The Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund. The allocation among and within the different commodity sectors is based on the Adviser’s assessment of the risk associated with the commodity sector, the investment opportunity presented by each commodity sector, as well as the Adviser’s assessment of prevailing market conditions within the particular commodity sector. Shifts in allocations among and within commodity sectors or Instruments will be determined in accordance with various quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between futures’ prices of differing expiration dates, supply/demand data, momentum and macroeconomic data of commodity consuming countries.

Generally, the Fund gains exposure to the commodity sectors by investing in commodity-linked derivative instruments, such as swap agreements, commodity futures and commodity forwards, and may include commodity-based exchange-traded funds and swaps on commodity futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. The Fund may invest in Instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. Although the Fund is not required to hedge against changes in currency values, the Fund expects to hedge its non-U.S. currency exposure. The Fund’s investment in the Instruments provides the Fund with exposure to the investment returns of the commodity sectors without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

Futures contracts are contractual agreements to buy or sell a particular commodity or Instrument at a pre-determined price in the future. The Fund’s use of futures contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of commodities underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific commodity sector through an Instrument providing leveraged exposure to the sector and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more commodity sectors at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage. For more information on these and other risk factors, please see the “Principal Risks of Investing in the Fund” section of the prospectus.

The Fund may have exposure in long and short positions across all of the commodity sectors. The long and short exposures are expected to vary based on market conditions, but the Fund’s net short positions will not exceed 50% of net assets and its net long positions will not exceed 200% of net assets. The Fund may take short positions in futures or swaps. A short position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases.

The Fund currently intends to invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as swap agreements, commodity futures and commodity forwards and may also include swaps on commodity futures. It may also invest in money market instruments and cash and cash equivalents, with one year or less term to maturity and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also overweight or underweight its exposure to a commodity sector, such that the Fund has greater or lesser exposure to a commodity sector than is represented by a particular commodity index.

Assets not invested in Instruments or the Subsidiary will be invested in securities, including money market instruments. The securities portion of the Fund is intended to provide liquidity and preserve capital, and to serve as margin or collateral for the Fund’s or Subsidiary’s derivative positions. The Fund may invest directly or indirectly in securities, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, short-term bond fund shares, interests in short-term investment funds, and cash and cash equivalents, with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and earn income for the Fund. The Fund may invest in these securities without limit for temporary defensive purposes.

Additional Information

The Fund bears the risk that the proprietary quantitative models used by the Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

The Adviser utilizes portfolio optimization techniques to determine the frequency and amount of trading, taking into account the transaction costs associated with trading each Instrument. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss.

Effective immediately, the column entitled “AQR Risk-Balanced Commodities Strategy Fund” in the “Risk Factors” table, beginning on page 126 of the Prospectus, is deleted in its entirety and replaced with the following:

AQR Risk- Balanced Commodities Strategy Fund
Arbitrage or Fundamental Risk
Below Investment Grade Securities Risk
Commodities Risk	x
Common Stock Risk
Convertible Securities Risk
Counterparty Risk	x
Credit Default Swap Agreements Risk
Credit Risk	x
Currency Risk	x
Derivatives Risk	x
Distressed Investments Risk
Emerging Market Risk
Foreign Investments Risk	x
Forward and Futures Contract Risk	x
Hedging Transactions Risk	x
High Portfolio Turnover Risk	x
Illiquidity Risk
Interest Rate Risk

Investment in Other Investment Companies Risk	x
IPO and SEO Risk
Leverage Risk	x
Litigation and Enforcement Risk
Manager Risk	x
Market Risk	x
Mid-Cap Securities Risk
Model and Data Risk	x
Momentum Style Risk	x
Net Zero Carbon Target Risk
Non-Diversified Status Risk	x
Options Risk
PIPEs Risk
Repurchase Agreements Risk	x
Restricted Securities Risk
Reverse Repurchase Agreements Risk
Short Sale Risk	x
Small-Cap Securities Risk
Sovereign Debt Risk
SPACs Risk
Subsidiary Risk	x
Sustainable Investment Risk
Swap Agreements Risk	x
Tax-Managed Investment Risk
Tax Risk	x
TIPS and Inflation-Linked Bonds Risk
U.S. Government Securities Risk	x
Value Style Risk	x
Volatility Risk	x
Volatility Futures Risk

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE